PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

During the nine months ended December 31, 2012, the Company completed both the San Emidio, Nevada and Neal Hot Springs, Oregon projects. The new San Emidio power plant achieved commercial operation on May 25, 2012. The Neal Hot Springs three power producing units, transmission lines, well field and other supporting structures were completed and the plant achieved commercial operation on November 16, 2012.

For the San Emidio project, the Company incurred construction and development costs that exceeded $4.7 million during the nine months ended December 31, 2012. Upon completion, the Company transferred approximately $28.5 million in accumulated construction costs net of grant proceeds that exceeded $11.6 million (ITC cash grant $10.65 million, plus other federal grants $1.0 million). The ITC cash grant proceeds were collected in October 2012.

For the Neal Hot Springs project, the Company incurred construction and development costs that exceeded $18.7 million for the nine months ended December 31, 2012. Upon completion, the Company transferred approximately $123.6 million in accumulated construction costs net of grant proceeds that exceeded $42.8 million.

Effective April 1, 2011, the Company changed consolidation methods for its major subsidiary Raft River Energy I LLC (“RREI”). As a result of the change, the Company now reports all RREI property and equipment on the Company’s consolidated financial statements and reflect a non-controlling interest. As of April 1, 2011, RREI’s property and equipment, net of accumulated deprecation amounted to $45,435,397 ($51,939,812 total cost, less $6,504,415 accumulated depreciation).

Property, plant and equipment, at cost, are summarized as follows:

	December 31,	March 31,
	2012	2012
Land *	$1,603,509	$652,507
Power production plant	159,742,109	36,072,569
Grant proceeds for power plants	(54,630,755)	-
Wells	67,365,361	22,747,000
Grant proceeds for wells	(3,233,831)	(1,071,011)
Furniture and equipment	1,356,144	1,140,086
	172,202,537	59,541,151

Less: accumulated depreciation	(14,491,277)	(11,661,124)
	157,711,260	47,880,027
Construction in progress	2,877,994	145,987,128

	$160,589,254	$193,867,155

*

During the nine months ended December 31, 2012, a classification error was noted that related to the cost of land in Raft River, Idaho purchased for $951,789 that was incorrectly classified as geothermal water rights.

For the nine months ended December 31, 2012 and year ended March 31, 2012, the Company capitalized interest costs as a component of the Neal Hot Springs and San Emidio projects as follows:

	For the Nine	For the Year
	Months Ended	Ended
	December 31, 2012	March 31, 2012
Total interest expense incurred	$2,319,904	$1,876,696
Capitalized interest	2,159,074	1,871,422

Depreciation expense charged to plant operations and administrative expenses for the following the nine months ended December 31, 2012 and the year ended March 31, 2012 was $2,830,153 and $2,738,526 ; respectively.

Changes in Construction in Progress for the periods ended December 31, 2012 and March 31, 2012, are summarized as follows:

	For the Nine
	Months Ended	For the Year
	December 31,	Ended March 31,
	2012	2012
Beginning balances	$145,987,128	$35,301,709
Development/construction	64,564,914	113,266,751
Grant reimbursements and rebates	(55,244,491)	(2,117,423)
Transfers into production	(152,429,557)	-
Write-off exploration wells	-	(463,909)
Ending balances	$2,877,994	$145,987,128

Construction in Progress, at cost, consisted of the following projects/assets by location at December 31, 2012 and March 31, 2012 are as follows:

	December 31,	March 31,
	2012	2012
Raft River, Idaho:
Unit II, power plant, substation and transmission lines	$750,493	$742,404
Unit II, well construction	2,100,862	2,099,136
	2,851,355	2,841,540
San Emidio, Nevada:
Power plant (Re-power project)	-	31,770,066
Interconnection studies for transmission line	-	235,013
Well construction	-	4,604,983
	-	36,610,062
Neal Hot Springs, Oregon:
Wells	26,639	35,266,897
Buildings and site preparation	-	67,967,633
Transmission lines and substation	-	3,300,996
	26,639	106,535,526

	$2,877,994	$145,987,128